BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF BORROWINGS
	2024 A$	2023 A$
R&D loan	601,000	-
Insurance premium funding	42,546	-
Total current borrowings	643,546	-